Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2021
Condensed Financial Information of the Parent Company
Summary of Parent Company Balance Sheets

	As of	As of
	September 30,	September 30,
	2021	2020
Assets
Current assets
Cash	$522,915	$2,122
Other receivables	125,081	—
Total current assets	647,996	2,122

Non-current assets
Investment in subsidiaries	160,199,022	30,217,865
Total assets	$160,847,018	$30,219,987

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties	54,600	1,894,811
Other current liabilities	—	40,000
Total liabilities	$54,600	$1,934,811

Commitments and contingencies

Shareholders’ equity
Common stock, $0.001 par value, 600,000,000 shares authorized, 557,780,383 shares issued and outstanding at September 30, 2021; and 200,000,000 shares authorized, 20,517,703 shares issued and outstanding at September 30, 2020	557,781	20,518
Additional paid-in capital	147,088,227	20,335,228
Retained earnings	13,146,410	7,929,430
Total shareholders’ equity	160,792,418	28,285,176

Total liabilities and shareholders’ equity	$160,847,018	$30,219,987

Summary of Parent Company Statements of Operations

	For the years ended September 30,
	2021	2020	2019
Operating expenses:
General and administrative expenses	$(2,031,506)	$(602,518)	$(619,325)

Other expenses
Interest expenses	—	(135,865)	(1,087,775)
Amortization of debt issuance costs	—	(1,093,440)	(2,113,492)
Other expenses	(5,672)	(646)	(907)

Loss from operations	(2,037,178)	(1,832,469)	(3,821,499)
Equity in income of subsidiaries and VIE	4,395,592	2,656,075	3,514,062

Net income (loss) attributable to Farmmi, Inc.	$2,358,414	$823,606	$(307,437)

Summary of Parent Company Statements of Cash Flows

	For the years ended September 30,
	2021	2020	2019
Cash flows from operating activities
Net income	$2,358,414	$823,606	$(307,437)
Adjustments to reconcile net income to net cash used in operating activities
Equity in earnings of subsidiary	(4,395,592)	(2,656,075)	(3,514,062)
Accrued interest expense for convertible notes	—	135,867	1,087,774
Amortization of deferred financing costs	—	1,093,440	2,113,492
Share-based compensation	1,260,674	—	—
Other current assets	(125,081)	—	—
Other current liabilities	(40,000)	40,000	(47,224)
Net cash used in operating activities	(941,585)	(563,162)	(667,457)

Cash flows from investing activities
Investing in subsidiaries	(122,726,999)	688,060	(5,999,297)
Net cash (used in) provided by investing activities	(122,726,999)	688,060	(5,999,297)

Cash flows from financing activities
Net proceeds from stock issuance	126,029,588	—	—
Payments of deferred financing costs	—	—	(716,318)
Gross proceeds from issuance of convertible note	—	—	7,500,000
Proceeds from advances from related parties	298,297	—	—
Repayment of advances from related parties	(2,138,508)	(758,071)	(87,800)
Net cash provided by (used in) financing activities	124,189,377	(758,071)	6,695,882

Net increase (decrease) in cash and restricted cash	520,793	(633,173)	29,128

Cash and restricted cash, beginning of year	2,122	635,295	606,167

Cash and restricted cash, end of year	$522,915	$2,122	$635,295